Business Combinations - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,516)	$ 0
Net acquired intangible assets	281,377	4,194
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired indefinite live intangible assets	1,400	0
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets	60,093	4,194
Content [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets	128,500	0
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets	67,900	0
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets	12,600	0
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets	$ 12,400	$ 0